Right-of-use asset and lease liability	12 Months Ended
Dec. 31, 2025
Right-of-Use Asset and Lease Liability [Abstract]
Right-of-use asset and lease liability
15.	Right-of-use asset and lease liability

In August 2025, the Company entered into a lease agreement for an office in Switzerland. The monthly rent payable under the terms of the lease was $66,258 (CHF53,280). The lease is for fixed term of five years commencing September 2025. The Company used a discount rate of 9% in determining the present value of the lease payments. The Company has recorded a right-of-use asset and a lease liability on the statement of financial position in association with this office lease.

Right-of-use asset

Right-of-use asset
Cost:
Balance, December 31, 2024	$-
Additions	3,208,882
Foreign exchange	(2,301)
Balance, December 31, 2025	$3,206,581

Depreciation:
Balance, December 31, 2024	$-
Depreciation charge for the year	207,328
Balance, December 31, 2025	$207,328

Net book value:
As at December 31, 2025	$2,999,253

Lease liability

Lease liability as at December 31, 2024	$-
Additions	3,208,882
Interest expense	92,080
Lease payments	(198,774)
Lease liability as at December 31, 2025	$3,102,188

	December 31, 2025	December 31, 2024
Current lease liability	$553,973	$-
Non-current lease liability	2,548,215	-
	$3,102,188	$-

Future undiscounted minimum lease payments for the lease agreements are as follows:

	December 31, 2025	December 31, 2024
Within one year	$800,652	$-
After one year but not more than five years	2,984,620	-
More than five years	-	-
	$3,785,272	$-